Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$0.7	$0.1	$—	$0.8	$—
States, municipalities and political subdivisions	4.0	0.2	—	4.2	—
Foreign governments	0.2	0.2	—	0.4	—
Asset-backed	8.2	—	—	8.2
Residential mortgage-backed	2.9	0.3	—	3.2	0.2
U.S. corporate	27.5	2.0	(0.1)	29.4	—
Foreign corporate	7.7	0.7	—	8.4	—
Total fixed maturity securities	$51.2	$3.5	$(0.1)	$54.6	$0.2
Equity securities:
Non-redeemable preferred stocks	$0.1	$0.1	$—	$0.2	$—

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$0.7	$0.1	$—	$0.8	$—
States, municipalities and political subdivisions	6.4	0.4	—	6.8	—
Foreign governments	0.3	0.1	—	0.4	—
Residential mortgage-backed	3.1	0.5	—	3.6	0.3
U.S. corporate	17.7	1.9	—	19.6	—
Foreign corporate	3.8	0.6	—	4.4	—
Total fixed maturity securities	$32.0	$3.6	$—	$35.6	$0.3
Equity securities:
Non-redeemable preferred stocks	$0.1	$0.1	$—	$0.2	$—
(a)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2017 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$1.0	$1.0
Due after one year through five years	21.6	22.2
Due after five years through ten years	7.4	8.0
Due after ten years	10.1	12.0
Total	40.1	43.2
Asset-backed	8.2	8.2
Residential mortgage-backed	2.9	3.2
Total	$51.2	$54.6

Schedule of Major Categories of Investment Income
Major categories of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015
Fixed maturity securities	$2.0	$2.2	$4.4
Equity securities	—	—	0.5
Commercial mortgage loans on real estate	—	0.2	1.3
Other	0.2	0.1	—
Total investment income	2.2	2.5	6.2
Investment expenses	(0.1)	(0.1)	(0.2)
Net investment income	$2.1	$2.4	$6.0

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales:

	For the Years Ended December 31,
	2017	2016	2015
Proceeds from sales	$13.7	$60.9	$3.1
Gross realized gains (a)	0.1	5.2	0.4
Gross realized losses (b)	—	(0.5)	—

(a)	Year ended December 31, 2016 gross realized gains includes $5.3 million related to the sale of Assurant Employee Benefits as described in Note 1 to the Financial Statements.

(b)	Year ended December 31, 2016 gross realized losses includes $0.5 million related to the sale of Assurant Employee Benefits as described in Note 1 to the Financial Statements.

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary-Investments
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2017	2016	2015
Net realized gains related to sales and other:
Fixed maturity securities	$—	$4.4	$0.3
Equity securities	0.1	0.4	—
Commercial mortgage loans on real estate	—	0.7	0.3
Total net realized gains related to sales and other (a)	0.1	5.5	0.6
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	—	—	(0.1)
Total net realized gains	$0.1	$5.5	$0.5

(a) The year ended December 31, 2016 net realized gains includes $5.3 million related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2017	2016	2015
Balance, beginning of year	$0.3	$0.6	$0.6
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	—	0.1
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.2)	(0.2)	(0.1)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	(0.1)	—
Balance, end of year	$0.1	$0.3	$0.6

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2017 were as follows:

	December 31, 2017
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. Corporate	$15.6	$0.1	$—	$—	$15.6	$(0.1)

Schedule of Cost or Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2017, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$13.5	$13.4
Due after five years through ten years	2.2	2.2
Total	$15.7	$15.6